K&L Gates LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.co

Diane E. Ambler 202.778.9886 Fax: 202.778.9100 diane.ambler@klgates.com

December 9, 2015

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan Life Insurance Company
Pre-Effective Amendment No. 1 to Registration Statement on Form S-3
File No. 333-207093

Dear Sir or Madam:

On behalf of Metropolitan Life Insurance Company (the “Company”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”) and Rule 101(a) of Regulation S-T thereunder, is Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the Company’s Registration Statement on Form S-3 (“Registration Statement”) with respect to the Shield Level Selector 3-Year Annuity Contract, an individual single premium deferred index-linked annuity contract that includes shield options which permit contract owners to potentially receive interest equal to percentage returns of certain indices up to a cap rate or step rate with some downside protection against decreases in index value (the “Contracts”).

The purposes of the Pre-Effective Amendment are to address comments provided by Sonny Oh on November 20, 2015 on the initial Registration Statement filed on September 23, 2015, to incorporate by reference the requisite financial statements, to file the necessary exhibits and to make other minor conforming changes.

The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. The Company requests that the Securities and Exchange Commission declare the Pre-Effective Amendment effective on December 30, 2015 or as soon thereafter as practicable.

U.S. Securities and Exchange Commission

December 9, 2015

This transmission contains conformed signature pages, the manually signed originals of which are maintained at MLIC’s offices. If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9886.

Sincerely,

/s/ Diane E. Ambler

Diane E. Ambler

Enclosure

cc	Michele Abate, Esq.
MetLife Insurance Company USA